Accumulated Other Comprehensive Income (Loss), Net of Tax (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance at the beginning of period, Accumulated Other Comprehensive Income (Loss)	$ 1,251		$ (990)		$ (3,472)
Balance at the beginning of period, Unrealized gain (loss) on securities	1,412		(664)		(2,866)
Balance at the beginning of period, Net gain (loss) on cash-flow hedging instruments	516		385		257
Balance at the beginning of period, Foreign currency translation adjustments	574		467		192
Balance at the beginning of period, Pension and other postretirement plan adjustment	(1,251)		(1,178)		(1,055)
Change in net unrealized gain/loss on securities	1,907	[1],[2]	2,067	[1],[2]	1,889	[1],[2]
Change in OTTI losses recognized in other comprehensive income	52	[1]	9	[1]	116	[1]
Change in net loss on cash-flow hedging instruments	(88)	[1],[3]	131	[1],[3]	128	[1],[3]
Change in foreign currency translation adjustments	(168)	[1]	107	[1]	275	[1]
Change in pension and other postretirement plan adjustments	111		73	[1]	123	[1]
Cumulative effect of accounting change			0		197
Balance at the end of period, Accumulated Other Comprehensive Income (Loss)	2,843		1,251		(990)
Balance at the end of period, Unrealized gain (loss) on securities	3,371		1,412		(664)
Balance at the end of period, Net gain (loss) on cash-flow hedging instruments	428		516		385
Balance at the end of period, Foreign currency translation adjustments	406		574		467
Balance at the end of period, Pension and other postretirement plan adjustment	$ (1,362)		$ (1,251)		$ (1,178)

[1]	Included in the unrealized gain (loss) balance as of December 31, 2012, 2011 and 2010 was net unrealized gains (losses) credited to policyholders of $(20), $(65), and $(87), respectively. Included in the AOCI components were the following:•Unrealized gain (loss) on securities is net of tax and deferred acquisition costs of $1,600, $1,126, and $3,407, for the years ended December 31, 2012, 2011 and 2010 , respectively.•Change in other-than-temporary impairment losses recognized in other comprehensive income is net of changes in the fair value of non-credit impaired securities of $147, $112 and $647 for the years ended December 31, 2012, 2011 and 2010, respectively, and net of tax and deferred acquisition costs of $(55), $(14) and $(113) for the years ended December 31, 2012, 2011 and 2010, respectively.•Net gain (loss) on cash-flow hedging instruments is net of tax of $(47), $71, and $69 for the years ended December 31, 2012, 2011 and 2010, respectively.•Changes in foreign currency translation adjustments are net of tax of $(90), $58 and $148 for the years ended December 31, 2012, 2011 and 2010, respectively.•Change in pension and other postretirement plan adjustment is net of tax of $(60), $(39), and $(66) for the years ended December 31, 2012, 2011 and 2010, respectively.
[2]	Net of reclassification adjustment for gains (losses) realized in net income of $57, $88, and $(78) for the years ended for the years ended December 31, 2012, 2011 and 2010, respectively.
[3]	Net of amortization adjustment of $139, $125, and $94 to net investment income for the years ended December 31, 2012, 2011 and 2010, respectively.